Equity-accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investment in and loan to equity-accounted investment (note 4)	$ 15,731	$ 16,198
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investment in and loan to equity-accounted investment (note 4)	$ 15,700	$ 16,200